Financial instruments - Summary of presents the significant items in the original currencies exposed to currency risk (Detail) € in Thousands, $ in Thousands, $ in Thousands	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CAD ($)	Nov. 30, 2023 EUR (€)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 EUR (€)	Nov. 30, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 34,097			$ 23,856
Bonds and money market funds	6,290			9,214
Trade and other receivables	13,023			12,045
Tax credits and grants receivable	524			299			$ 441
Accounts payable and accrued liabilities	$ (28,471)			$ (41,065)
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash		$ 358	€ 123		$ 1,547	€ 236
Bonds and money market funds		8,543	0		12,387	0
Trade and other receivables		296	2		733	2,141
Tax credits and grants receivable		497	145		66	239
Accounts payable and accrued liabilities		(5,395)	(224)		(10,784)	(5,849)
Lease liabilities		(925)	(288)		(1,362)	(873)
Provisions		(326)	(3,192)			(3,486)
Total exposure		$ 3,048	€ 3,434		$ 2,587	€ (7,592)